Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of items include in equipment and leasehold improvement
The following table provides a summary of the items included in equipment and leasehold improvements:

	December 31, 2021	December 31, 2020
Equipment and leasehold improvements, net	3,841	4,990
Right-of-use assets	13,938	11,223
	17,779	16,213

Schedule of breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements
A breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements is as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Total
Cost:
Balance as of January 1, 2019	4,338	1,899	6,841	2,512	15,590
Additions	683	36	185	124	1,028
Disposals	(63)	(102)	(176)	(33)	(374)
Effect of changes in exchange rates	(53)	(62)	(47)	(14)	(176)
Balance as of December 31, 2019	4,905	1,771	6,803	2,589	16,068
Additions	293	1	671	32	997
Disposals	(1,045)	(84)	(26)	(48)	(1,203)
Effect of changes in exchange rates	(17)	(11)	(20)	(1)	(49)
Balance as of December 31, 2020	4,136	1,677	7,428	2,572	15,813
Additions	402	4	26	21	453
Disposals	(58)	(3)	—	(1,906)	(1,967)
Effect of changes in exchange rates	(5)	(1)	(4)	—	(10)
Reclassifications	1	—	—	—	1
Balance as of December 31, 2021	4,476	1,677	7,450	687	14,290

Accumulated depreciation:
Balance as of January 1, 2019	3,269	1,715	3,001	919	8,904
Amortization	584	62	508	260	1,414
Disposals	(59)	(97)	(175)	(21)	(352)
Reclassifications	(40)	(53)	(35)	—	(128)
Balance as of December 31, 2019	3,754	1,627	3,299	1,158	9,838
Amortization	643	63	553	920	2,179
Disposals	(1,043)	(82)	(8)	(40)	(1,173)
Effect of changes in exchange rates	(14)	(7)	(14)	14	(21)
Balance as of December 31, 2020	3,340	1,601	3,830	2,052	10,823
Amortization	566	41	549	190	1,346
Disposals	(57)	(3)	—	(1,652)	(1,712)
Effect of changes in exchange rates	(3)	(2)	(4)	—	(9)
Reclassifications	—	1	—	—	1
Balance as of December 31, 2021	3,846	1,638	4,375	590	10,449

Carrying amounts as of:
December 31, 2021	630	39	3,075	97	3,841
December 31, 2020	796	76	3,598	520	4,990
December 31, 2019	1,151	144	3,504	1,431	6,230

Schedule of movement of right-of-use assets on the leases
The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

	Building
	December 31, 2021	December 31, 2020
Initial balance	11,223	12,522
Additions	3,161	68
Depreciation of right-of-use assets	(1,164)	(1,128)
Effect of changes in exchange rates	—	(34)
Transfer from investment property	1,409	—
Decrease	(691)	(205)
Ending balance	13,938	11,223